Regulatory Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets	$ 2,063		$ 2,093		$ 2,007
Carrying Amount, Regulatory Liabilities	349		305		277
Net regulatory asset	1,714		1,788		1,730
Generation-related regulatory assets securitized by transition bonds
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	3 years	[1],[2]	4 years	[1],[3]
Carrying Amount, Regulatory Assets	379	[1],[2]	409	[1],[2],[3]	531	[1],[3]
Employee retirement costs
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	7 years		7 years
Carrying Amount, Regulatory Assets	83		87		103
Employee retirement costs to be reviewed
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	To be determined	[4],[5]	To be determined	[4],[5]
Carrying Amount, Regulatory Assets	195	[4],[5]	186	[4],[5]	74	[4],[5]
Employee retirement liability
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	To be determined	[1],[4],[6]	To be determined	[1],[4],[6]
Carrying Amount, Regulatory Assets	720	[1],[4],[6]	738	[1],[4],[6]	707	[1],[4],[6]
Self-insurance reserve (primarily storm recovery costs)-net
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	7 years		7 years
Carrying Amount, Regulatory Assets	182		190		221
Self-insurance reserve to be reviewed
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	To be determined	[4],[5]	To be determined	[4],[5]
Carrying Amount, Regulatory Assets	131	[4],[5]	128	[4],[5]	71	[4],[5]
Securities reacquisition costs (pre-industry restructure)
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	4 years		5 years
Carrying Amount, Regulatory Assets	39		41		48
Securities reacquisition costs (post-industry restructure)-net
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	Terms of related debt		Terms of related debt
Carrying Amount, Regulatory Assets	15		22		2
Recoverable amounts in lieu of deferred income taxes-net
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	Life of related asset or liability		Life of related asset or liability
Carrying Amount, Regulatory Assets	63		71		104
Rate review expenses
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	Largely 2 years	[1]	Largely 3 years	[1]
Carrying Amount, Regulatory Assets	6	[1]	6	[1]	11	[1]
Rate review expenses to be reviewed
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period			To be determined	[4],[5]
Carrying Amount, Regulatory Assets			1	[4],[5]	1	[4],[5]
Advanced meter customer education costs
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	7 years	[4]	7 years	[4]
Carrying Amount, Regulatory Assets	9	[4]	10	[4]	9	[4]
Deferred conventional meter depreciation
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	Largely 8 years		8 years
Carrying Amount, Regulatory Assets	163		152		107
Deferred advanced metering system costs
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	7 years		7 years
Carrying Amount, Regulatory Assets	20		2
Energy efficiency performance bonus
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	1 year	[1]	1 year	[1]
Carrying Amount, Regulatory Assets	7	[1]	9	[1]	8	[1]
Under-recovered wholesale transmission service expense
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	1 year	[1],[4]	1 year	[1],[4]
Carrying Amount, Regulatory Assets	49	[1],[4]	40	[1],[4]
Wholesale transmission settlement costs
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period			Not applicable
Carrying Amount, Regulatory Assets					9
Energy efficiency programs
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	Not applicable	[1]	Not applicable	[1]
Carrying Amount, Regulatory Assets			1	[1]
Other regulatory assets
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	Various		Not applicable
Carrying Amount, Regulatory Assets	2		1		1
Estimated net removal costs
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	Life of utility plant		Life of utility plant	[3]
Carrying Amount, Regulatory Liabilities	279		244	[3]	115	[3]
Investment tax credit and protected excess deferred taxes
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	Various		Various	[3]
Carrying Amount, Regulatory Liabilities	26		28	[3]	33	[3]
Over-collection of transition bond revenues
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	3 years	[1],[2]	4 years	[1],[3]
Carrying Amount, Regulatory Liabilities	32	[1],[2]	33	[1],[2],[3]	37	[1],[3]
Deferred advanced metering system revenues
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period			7 years	[3]
Carrying Amount, Regulatory Liabilities					52	[3]
Committed spending for demand-side management initiatives
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period			Not applicable	[1],[3]
Carrying Amount, Regulatory Liabilities					25	[1],[3]
Over-recovered wholesale transmission service expense
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period			1 year	[1],[3],[4]
Carrying Amount, Regulatory Liabilities					13	[1],[3],[4]
Energy efficiency programs
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/ Amortization Period	Not applicable	[1]	Not applicable	[1],[3]
Carrying Amount, Regulatory Liabilities	$ 12	[1]	$ 0	[1],[3]	$ 2	[1],[3]

[1]	Not earning a return in the regulatory rate-setting process.
[2]	Bondco net regulatory assets of $312 million at March 31, 2013 consisted of $344 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $32 million. Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million.
[3]	Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million. Bondco net regulatory assets of $427 million at December 31, 2011 consisted of $464 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $37 million.
[4]	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
[5]	Costs incurred since the period covered under the last rate review.
[6]	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.